Voya Target Retirement 2050 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 28.1%
3,388	iShares Core S&P 500 ETF	$1,537,169	4.7
15,176	Vanguard Emerging Markets ETF	792,642	2.4
89,179	Vanguard FTSE Developed Markets ETF	4,678,331	14.5
8,558	Vanguard Mid-Cap ETF	2,120,159	6.5

	Total Exchange-Traded Funds
	(Cost $8,652,964)	9,128,301	28.1

MUTUAL FUNDS: 71.9%
	Affiliated Investment Companies: 17.9%
90,846	Voya Intermediate Bond Fund - Class P3	947,527	2.9
83,750	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,298,970	4.0
166,638	Voya Multi-Manager International Equity Fund - Class P3	2,481,244	7.7
92,663	Voya Multi-Manager International Factors Fund - Class P3	1,085,087	3.3
		5,812,828	17.9

	Unaffiliated Investment Companies: 54.0%
326,227	TIAA-CREF S&P 500 Index Fund - Institutional Class	16,343,956	50.2
43,306	TIAA-CREF SmallCap Blend Index Fund - Institutional Class	1,221,663	3.8
		17,565,619	54.0

	Total Mutual Funds
	(Cost $20,515,329)	23,378,447	71.9

	Total Investments in Securities (Cost $29,168,293)	$32,506,748	100.0
	Assets in Excess of Other Liabilities	15,603	0.0
	Net Assets	$32,522,351	100.0

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2021 in valuing the assets and liabilities:

Voya Target Retirement 2050 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$9,128,301	$–	$–	$9,128,301
Mutual Funds	$23,378,447	$–	$–	$23,378,447
Total Investments, at fair value	$32,506,748	$–	$–	$32,506,748

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2021, where the following issuers were considered an affiliate:

	Beginning Fair Value at 5/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 8/31/2021	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Issuer
Voya Intermediate Bond Fund - Class P3	$908,895	$71,878	$(44,279)	$11,033	$947,527	$7,482	$(1,322)	$-
Voya Large Cap Growth Fund - Class P3	-	-	-	-	-		-	-
Voya Large Cap Value Fund - Class P3	-	-	-	-	-		-	-
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,611,848	168,891	(327,512)	(154,257)	1,298,970		100,073	-
Voya Multi-Manager International Equity Fund - Class P3	2,321,012	398,295	(189,470)	(48,593)	2,481,244		73,709	-
Voya Multi-Manager International Factors Fund - Class P3	1,007,367	177,266	(95,686)	(3,860)	1,085,087		18,385	-
	$5,849,122	$816,330	$(656,947)	$(195,677)	$5,812,828	$7,482	$190,845	$-

The financial statements for the above mutual fund[s] can be found at  www.sec.gov.

At August 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $29,196,186.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$3,381,967
Gross Unrealized Depreciation	(71,405)
Net Unrealized Appreciation	$3,310,562